Employee benefits - Classes of Benefits and Expenses by Employee (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Profit sharing and bonuses	$ 0	$ 2,270
Performance bonus and operational targets	23,946	33,106
Total	23,946	35,376
Non-current
Profit sharing and bonuses	18,428	8,973
Severance indemnity payments	43,578	34,899
Total	$ 62,006	$ 43,872